Item G.1.b.iv. Information called for by Item 405 of Regulation S-K:

Delinquent Section 16(a) reports filed during FYE 12/31/2021

Based on the Fund’s review of reportable transactions from the Fund’s officers and Trustees, to the knowledge of the Fund, during the fiscal period ended December 31, 2021, the Fund’s officers and Trustees timely filed all reports that were required under Section 16(a) of the 1934 Act, except that two (2) late Form 4 filings were made with respect to (i) Richard Whitaker Booth, Senior Vice President of Fundrise Advisors, LLC, the investment adviser of the Fund and Rise Companies Corp., an affiliate of the investment adviser, and (ii) Alexander Rouse, a Trustee of the Fund, with respect to purchases of Common Shares of the Fund.

Late Form 4 filings:

•	11/30/2021 Form 4 filing for 11/19/2021 transaction (Richard Whitaker Booth)

•	05/06/2021 Form 4 filing for 04/09/2021 transaction (Alexander Rouse)